UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


 /s/ Neal J. Wilson            Arlington, VA                  10/26/2007
----------------------      ----------------------       ----------------------
 Neal J. Wilson                   Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     107

Form 13F Information Table Value Total:     $129,797(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE


                                                 FORM 13F INFORMATION TABLE

                                         TITLE
                                         OF                   VALUE     SHARES/PRN        PUT/  INVSTMT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER                  CLASS      CUSIP     (x$1000)     AMT     SH/PRN CALL  DSCRETN MANAGERS  SOLE   SHARED NONE
--------------------------------------  ---------  ---------  --------  ---------  -----  ----  ------  --------  -----  ------ ----
Aca Capital Holdings Inc Equity          COM       000833103     1,172    192,500    SH            SOLE          192,500    0    0
Advanced Medical Optics Equity           COM       00763M108        92      3,000    SH            SOLE            3,000    0    0
Aercap Holdings Nv Equity                SHS       N00985106       249     10,000    SH            SOLE           10,000    0    0
Aircastle Ltd Equity                     COM       G0129K104       501     15,000    SH            SOLE           15,000    0    0
Alcon Inc Equity                         SHS       H01301102       504      3,500    SH            SOLE            3,500    0    0
Alexandria Real Estate Equit Equity      COM       015271109       289      3,000    SH            SOLE            3,000    0    0
Alexion Pharmaceuticals Inc Equity       COM       015351109       521      8,000    SH            SOLE            8,000    0    0
Align Technology Inc Equity              COM       016255101       127      5,000    SH            SOLE            5,000    0    0
Allergan Inc Equity                      COM       018490102       645     10,000    SH            SOLE           10,000    0    0
Ameritrade Holding Corp Equity           COM       87236Y108     6,377    350,000    SH            SOLE          350,000    0    0
Apple Computer Inc Equity                COM       037833100       767      5,000    SH            SOLE            5,000    0    0
Atheros Communications Equity            COM       04743P108       110      3,687    SH            SOLE            3,687    0    0
Baidu.Com - Adr Equity                   ADR       056752108       290      1,000    SH            SOLE            1,000    0    0
Bank of America Corp. Equity             COM       060505104     8,797    175,000    SH            SOLE          175,000    0    0
Bhp Billiton Ltd-Spon Adr Equity         ADR       088606108       629      8,000    SH            SOLE            8,000    0    0
Biomed Realty Trust Inc Equity           COM       09063H107       265     11,000    SH            SOLE           11,000    0    0
Blackstone Group Lp/The Equity           COM       09253U108       125      5,000    SH            SOLE            5,000    0    0
Bristol-Myers Squibb Co Equity           COM       110122108       288     10,000    SH            SOLE           10,000    0    0
Cameco Corp Equity                       COM       13321L108       347      7,500    SH            SOLE            7,500    0    0
Citigroup Inc Equity                     COM       172967101    13,534    290,000    SH            SOLE          290,000    0    0
Coleman Cable Inc Equity                 COM       193459302       331     23,889    SH            SOLE           23,889    0    0
Collagenex Pharmaceuticals Equity        COM       19419B100       103     11,467    SH            SOLE           11,467    0    0
Collective Brands Inc Equity             COM       19421W100       331     15,000    SH            SOLE           15,000    0    0
Consol Energy Inc Equity                 COM       20854P109     1,981     42,500    SH            SOLE           42,500    0    0
Corning Inc Equity                       COM       219350105     2,712    110,000    SH            SOLE          110,000    0    0
CVS/Caremark Corp Equity                 COM       126650100       396     10,000    SH            SOLE           10,000    0    0
Cytyc Corporation Equity                 COM       232946103       477     10,000    SH            SOLE           10,000    0    0
December 07 Puts On Dxcm Us @ 10         PUT       252131957        10        100    SH            SOLE              100    0    0
December 07 Puts On Ioc Us @ 25          PUT       460951956        25        100    SH            SOLE              100    0    0
Deerfield Triarc Capital Cor Equity      COM       244572301     2,599    287,200    SH            SOLE          287,200    0    0
Diamond Offshore Drilling Equity         COM       25271C102     1,246     11,000    SH            SOLE           11,000    0    0
Energy Transfer Partners Lp Equity       COM       29273R109       489     10,000    SH            SOLE           10,000    0    0
Enerplus Resources Fund Equity           COM       29274D604       472     10,000    SH            SOLE           10,000    0    0
Fannie Mae Equity                        COM       313586109    10,642    175,000    SH            SOLE          175,000    0    0
Financial Select Sector Spdr Equity      COM       81369Y605     1,716     50,000    SH            SOLE           50,000    0    0
Firstfed Financial Corp Equity           COM       337907109       248      5,000    SH            SOLE            5,000    0    0
Fording Canadian Coal Trust Equity       COM       345425102       776     20,000    SH            SOLE           20,000    0    0
Freddie Mac Equity                       COM       313400301     9,459    160,300    SH            SOLE          160,300    0    0
Freeport-Mcmoran Copper-B Equity         COM       35671D857     1,678     16,000    SH            SOLE           16,000    0    0
Genesis Lease Ltd-Ads Equity             ADR       37183T107     1,493     60,000    SH            SOLE           60,000    0    0
Gentium Spa-Sponsored Adr Equity         ADR       37250B104        92      4,000    SH            SOLE            4,000    0    0
Gilead Sciences Inc Equity               COM       375558103       327      8,000    SH            SOLE            8,000    0    0
Google Inc-Cl A Equity                   COM       38259P508       284        500    SH            SOLE              500    0    0
Grant Prideco Inc Equity                 COM       38821G101     2,317     42,500    SH            SOLE           42,500    0    0
Hologic Inc Equity                       COM       436440101       549      9,000    SH            SOLE            9,000    0    0
Horsehead Holding Corp Equity            COM       440694305     8,123    362,325    SH            SOLE          362,325    0    0
Imclone Systems Equity                   COM       45245W109       413     10,000    SH            SOLE           10,000    0    0
Interoil Corporation Equity              COM       460951106       316     10,000    SH            SOLE           10,000    0    0
Intuitive Surgical Inc Equity            COM       46120E602       805      3,500    SH            SOLE            3,500    0    0
Isilon Systems Inc Equity                COM       46432L104        75      9,750    SH            SOLE            9,750    0    0
January 08 Calls On Sepr Us @ 25         CALL      817315904        42        100    SH    CALL    SOLE              100    0    0
January 08 Calls On Thor Us @ 17.5       CALL      885175907        46        100    SH    CALL    SOLE              100    0    0
Jpmorgan Chase & Co Equity               COM       46625H100     8,019    175,000    SH            SOLE          175,000    0    0
Lehman Brothers Holdings Inc Equity      COM       524908100     3,087     50,000    SH            SOLE           50,000    0    0
Lennar Corp-Cl A Equity                  COM       526057104     1,359     60,000    SH            SOLE           60,000    0    0
Mcg Capital Corp Equity                  COM       58047P107     1,007     70,000    SH            SOLE           70,000    0    0
Memc Electronic Materials Equity         COM       552715104     2,207     37,500    SH            SOLE           37,500    0    0
Merck & Co. Inc. Equity                  COM       589331107       775     15,000    SH            SOLE           15,000    0    0
Merrill Lynch & Co Inc Equity            COM       590188108     5,346     75,000    SH            SOLE           75,000    0    0
Mf Global Ltd Equity                     COM       G60642108     1,015     35,000    SH            SOLE           35,000    0    0
Monsanto Co Equity                       COM       61166W101       857     10,000    SH            SOLE           10,000    0    0
Mosaic Co/The Equity                     COM       61945A107       428      8,000    SH            SOLE            8,000    0    0
National-Oilwell Inc Equity              COM       637071101     2,168     15,000    SH            SOLE           15,000    0    0
November 07 Calls On Zgen Us @ 22.5      CALL      98985T909        15      1,500    SH    CALL    SOLE            1,500    0    0
November 07 Puts On Sgmo Us @ 15         PUT       800677956        34        200    SH    PUT     SOLE              200    0    0
November 07 Puts On Zgen Us @ 7.5        PUT       98985T909         6      1,200    SH    PUT     SOLE            1,200    0    0
October 07 Calls On Aapl Us @ 120        CALL      037833900       337        100    SH    CALL    SOLE              100    0    0
October 07 Calls On Algn Us @ 20         CALL      016255901       130        250    SH    CALL    SOLE              250    0    0
October 07 Calls On Eye Us @ 30          CALL      00763M908        12        100    SH    CALL    SOLE              100    0    0
October 07 Calls On Shpgy Us @ 65        CALL      82481R906        46         50    SH    CALL    SOLE               50    0    0
October 07 Calls On Xle Us @ 60          CALL      81369Y906       299        200    SH    CALL    SOLE              200    0    0
October 07 Puts On Agix Us @ 5           PUT       047439954       207        668    SH    PUT     SOLE              668    0    0
October 07 Puts On Alny Us @ 35          PUT       02043Q957        44        150    SH    PUT     SOLE              150    0    0
October 07 Puts On Cmed Us @ 40          PUT       169483954         5         50    SH    PUT     SOLE               50    0    0
October 07 Puts On Iwm Us @ 80           PUT       464287955        32        200    SH    PUT     SOLE              200    0    0
October 07 Puts On Oih Us @ 165          PUT       678002956         2         50    SH    PUT     SOLE               50    0    0
October 07 Puts On Qqqq Us @ 46          PUT       73935A954         3        428    SH    PUT     SOLE              428    0    0
October 07 Puts On Spy Us @ 140          PUT       78462F953         5        200    SH    PUT     SOLE              200    0    0
October 07 Puts On Spy Us @ 147          PUT       78462F953        17        200    SH    PUT     SOLE              200    0    0
October 07 Puts On Ung Us @ 35           PUT       912318952        14        250    SH    PUT     SOLE              250    0    0
October 07 Puts On Ung Us @ 36           PUT       912318952         8        100    SH    PUT     SOLE              100    0    0
Peabody Energy Corp Equity               COM       704549104       239      5,000    SH            SOLE            5,000    0    0
Posco - Adr Equity                       ADR       693483109       179      1,000    SH            SOLE            1,000    0    0
Potash Corp Of Saskatchewan Equity       COM       73755L107       423      4,000    SH            SOLE            4,000    0    0
Qualcomm Inc Equity                      COM       747525103     1,057     25,000    SH            SOLE           25,000    0    0
Republic Airways Holdings In Equity      COM       760276105       847     40,000    SH            SOLE           40,000    0    0
Research In Motion Equity                COM       760975102       591      6,000    SH            SOLE            6,000    0    0
Riverbed Technology Inc Equity           COM       768573107       222      5,500    SH            SOLE            5,500    0    0
Ryland Group Inc Equity                  COM       783764103       236     11,000    SH            SOLE           11,000    0    0
Schwab (Charles) Corp Equity             COM       808513105       864     40,000    SH            SOLE           40,000    0    0
Shire Pharmaceuticals-Sp Adr Equity      ADR       82481R106       592      8,000    SH            SOLE            8,000    0    0
Sigma Designs Inc Equity                 COM       826565103       241      5,000    SH            SOLE            5,000    0    0
Sirius Satellite Radio inc Equity        COM       82966U103       262     75,000    SH            SOLE           75,000    0    0
Sonus Networks Inc Equity                COM       835916107       122     20,000    SH            SOLE           20,000    0    0
Southern Copper Corp Equity              COM       84265V105       371      3,000    SH            SOLE            3,000    0    0
State Street Corp Equity                 COM       857477103     2,386     35,000    SH            SOLE           35,000    0    0
Suncor Energy Inc. Equity                COM       867229106       569      6,000    SH            SOLE            6,000    0    0
Syngenta Ag-Adr Equity                   ADR       87160A100       390      9,000    SH            SOLE            9,000    0    0
Teck Cominco Ltd-Cl B Equity             COM       878742204       239      5,000    SH            SOLE            5,000    0    0
Thomas Properties Group Equity           COM       884453101     1,500    125,000    SH            SOLE          125,000    0    0
Trina Solar Ltd-Spon Adr Equity          ADR       89628E104       142      2,500    SH            SOLE            2,500    0    0
Universal Display Corp Equity            COM       91347P105       159      8,974    SH            SOLE            8,974    0    0
Usec Inc Equity                          COM       90333E108     2,255    220,000    SH            SOLE          220,000    0    0
Valero Energy Corp Equity                COM       91913Y100       336      5,000    SH            SOLE            5,000    0    0
Vertex Pharmaceuticals Inc Equity        COM       92532F100       230      6,000    SH            SOLE            6,000    0    0
Wachovia Corp Equity                     COM       929903102     1,379     27,500    SH            SOLE           27,500    0    0
Xenoport Inc Equity                      COM       98411C100       282      6,000    SH            SOLE            6,000    0    0
